Segment Information - Schedule of Operating Segments Information (Details) - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Segments Information [Line Items]
Total Revenue	$ 57,147,358	$ 48,332,652	$ 49,209,110
Total Cost of revenue	43,919,897	37,624,262	37,398,962
Total Gross profit	13,227,461	10,708,390	11,810,148
Total Sales and marketing expenses	8,086,406	13,332,629	21,231,218
Total General and administrative expenses	3,466,277	5,367,915	6,256,194
Total Current assets	329,747,926	209,107,142
Total Non-current assets	13,566,037	68,956,232
Installation and Maintenance [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue	38,251,497	32,117,882	29,773,730
Total Cost of revenue	28,336,568	23,796,369	22,015,277
Total Gross profit	9,914,929	8,321,513	7,758,453
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Housekeeping [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue	18,895,861	15,861,366	15,409,924
Total Cost of revenue	15,583,329	13,685,042	13,194,887
Total Gross profit	3,312,532	2,176,324	2,215,037
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Senior care services [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue		353,404	4,025,456
Total Cost of revenue		142,851	2,188,798
Total Gross profit		210,553	1,836,658
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets	4,376,109	4,265,995
Unallocated [Member]
Schedule of Operating Segments Information [Line Items]
Total Sales and marketing expenses	8,086,406	13,332,629	21,231,218
Total General and administrative expenses	3,466,277	5,367,915	$ 6,256,194
Unallocated non-current assets [Member]
Schedule of Operating Segments Information [Line Items]
Total Current assets	329,747,926	209,107,142
Unallocated non-current assets [Member]
Schedule of Operating Segments Information [Line Items]
Total Non-current assets	$ 9,189,928	$ 64,690,237